Organization and Description of the Business	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Organization and Description of the Business

1. Organization and Description of the Business

Armata Pharmaceuticals, Inc. (“Armata”, and together with its subsidiaries referred to herein as, the “Company”) is a clinical-stage biotechnology company focused on the development of precisely targeted bacteriophage therapeutics for the treatment of antibiotic-resistant infections using its proprietary bacteriophage-based technology. The Company was created as a result of a business combination between C3J Therapeutics, Inc. (“C3J”) and AmpliPhi Biosciences Corporation (“AmpliPhi”) that closed on May 9, 2019, where Ceres Merger Sub, Inc., a wholly owned subsidiary of AmpliPhi, merged with and into C3J (the “Merger”), with C3J surviving the Merger as a wholly owned subsidiary of AmpliPhi. In the Merger, each share of C3J common stock outstanding immediately prior to the Merger was converted into the right to receive approximately .6906 shares of AmpliPhi common stock. The shares were then adjusted further to account for a reverse split of AmpliPhi common stock at a reverse split ratio of 1‑for‑14.  All share and per share amounts have been retrospectively adjusted to give effect to the exchange of C3J common stock and the reverse split of AmpliPhi common stock.

Immediately prior to the closing of the Merger, AmpliPhi changed its name to Armata Pharmaceuticals, Inc. Armata’s common stock is traded on the NYSE American exchange under the ticker symbol “ARMP.”

Immediately following the Merger, certain existing C3J shareholders purchased $10.0 million in Armata common stock. After the Merger and such concurrent private placement, the former C3J security holders owned approximately 76% of the aggregate number of shares of Armata’s common stock and the security holders of AmpliPhi as of immediately prior to the Merger owned approximately 24% of the aggregate number of shares of Armata’s common stock. In addition, upon closing of the Merger, five of the seven members of the board of directors were appointed by C3J.

In connection with the Merger, C3J was considered the accounting acquirer of AmpliPhi because C3J’s shareholders retained a majority control of ownership of the Company subsequent to the Merger. In addition, the seven-member board of directors of the combined company include five members established by C3J. Therefore, the historical financial statements presented herein prior to the closing of the Merger include the historical financial statements of C3J.

C3J’s predecessor, C3 Jian, Inc., was incorporated under the laws of the State of California on November 4, 2005. On February 26, 2016, as part of a reorganization transaction, C3 Jian, Inc. merged with a wholly owned subsidiary of C3J, and as part of this process, C3 Jian, Inc. was converted to a limited liability company organized under the laws of the State of California named C3 Jian, LLC.  Prior to the Merger, C3J was privately held and was financed principally through a series of equity financings.

AmpliPhi Biosciences Corporation [Member]
Organization and Description of the Business

1. Organization and Description of the Business

AmpliPhi Biosciences Corporation (the “Company”) was incorporated in the state of Washington in 1989 under the name Targeted Genetics Corporation. In February 2011, Targeted Genetics Corporation changed its name to AmpliPhi Biosciences Corporation. The Company is dedicated to developing novel antibacterial therapies called bacteriophage (“phage”). Phages are naturally occurring viruses that preferentially bind to and kill their bacterial targets.

As discussed in more details in Note 13, Subsequent Events, in January 2019, the Company announced that it entered into a merger agreement with C3J Therapeutics, Inc. (“C3J”), a private clinical stage biotechnology company focused on the development of novel targeted antimicrobials in an all-stock transaction, subject to shareholder approval. In addition, certain existing C3J shareholders have committed to invest $10 million in the combined company, subject to customary conditions.

C3J [Member]
Organization and Description of the Business

1.     Organization and Description of the Business

Armata Pharmaceuticals, Inc. (“Armata”, and together with its subsidiaries referred to herein as, the “Company”) is a clinical-stage biotechnology company focused on the development of precisely targeted bacteriophage therapeutics for the treatment of antibiotic-resistant infections using its proprietary bacteriophage-based technology. The Company was created as a result of a business combination between C3J Therapeutics, Inc. (“C3J”) and AmpliPhi Biosciences Corporation (“AmpliPhi”) that closed on May 9, 2019, where Ceres Merger Sub, Inc., a wholly owned subsidiary of AmpliPhi, merged with and into C3J (the “Merger”), with C3J surviving the Merger as a wholly owned subsidiary of AmpliPhi. In the Merger, each share of C3J common stock outstanding immediately prior to the Merger was converted into the right to receive approximately .6906 shares of AmpliPhi common stock. The shares were then adjusted further to account for a reverse split of AmpliPhi common stock at a reverse split ratio of 1‑for‑14. All share and per share amounts have been retrospectively adjusted to give effect to the exchange of C3J common stock and the reverse split of AmpliPhi common stock.  In connection with the Merger, C3J was considered the accounting acquirer of AmpliPhi because C3J’s shareholders retained a majority control of ownership of the Company subsequent to the Merger. In addition, the seven-member board of directors of the combined company includes five members established by C3J. Therefore, the historical financial statements presented herein prior to the closing of the Merger are the historical financial statements of C3J.

C3J’s predecessor, C3 Jian, Inc. was incorporated under the laws of the state of California on November 4, 2005. Effective February 26, 2016, the Company reincorporated under the laws of the state of Washington as C3J Therapeutics, Inc. As part of this process, the California entity was converted to C3 Jian, LLC and became a wholly owned subsidiary of C3J. The Company had another wholly owned subsidiary in China, Chengdu Sen Nuo Wei Biotechnology Company, Ltd. which ceased operations in 2015 and was divested in December 2017 (Note 15).